Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Change in Fair Value of Plan Assets (USD $) In Thousands, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Change in Fair Value of Plan Assets:
Employer contributions	$ 55	$ 275	$ 364	$ 435
Employee contributions	35	181	271
Benefits paid	(90)	(456)	(635)	(435)
Funded status of plan	(6,752)	(6,671)	(6,814)	(6,028)
Foreign Postretirement Benefit Plan [Member]
Change in Fair Value of Plan Assets:
Employer contributions		2
Benefits paid		(2)
Funded status of plan	$ (253)	$ (311)	$ (364)